Capital - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share capital	€ 3,616,000	€ 3,016,000
Number of share authorised	36,157,777
Number of share issued	36,157,777
Par value per share	€ 0.10
Common shares [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	6,000,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of share issued	36,157,777	30,157,777	30,006,352	24,990,822
Capital increase by issuance of common shares	€ 600,000